Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Note 2 — Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial reporting.
The consolidated financial statements, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our financial position, our results of operations, cash flows and stockholders’ equity (deficit) for the periods presented. The results are not necessarily indicative of the results of operations to be anticipated for any future annual or interim period.
On July 1, 2021, we, through our wholly owned indirect subsidiary, merged with Apollo Fusion, Inc. (“Apollo”). The fair value of the consideration paid as of July 1, 2021, was $70.8 million, net of cash acquired (the “Apollo Merger”). The Apollo Merger was accounted for under FASB’s ASC Topic 805, Business Combination (“ASC 805”). Apollo designs, tests, manufactures and operates propulsion modules to enable satellites to orbit in space. The results of operations of Apollo are included in the consolidated financial statements commencing as of July 1, 2021, or the Apollo Acquisition Date. See Note 3 — Acquisitions for additional information.
On June 30, 2021, the Business Combination pursuant to the BCA, by and among Holicity, Merger Sub, and pre-combination
Astra, is accounted for as a reverse recapitalization as
pre-combination
Astra was determined to be the accounting acquirer under ASC 805. The determination is primarily based on the evaluation of the following facts and circumstances:

•	the equity holders of pre-combination Astra hold the majority of voting rights in the Company;
•	the board of directors of pre-combination Astra represent a majority of the members of the board of directors of the Company;

•	the senior management of pre-combination Astra became the senior management of the Company; and

•	the operations of pre-combination Astra comprise the ongoing operations of the Company.
In connection with the Business Combination, outstanding common stock and preferred convertible stock of the pre-combination
Astra was converted into common stock of the Company, par value of $0.0001 per share, representing a recapitalization, and the net assets of the Company were acquired and recorded at historical cost, with no goodwill or intangible assets recorded.
Pre-combination
Astra was deemed to be the predecessor and the consolidated assets and liabilities and results of operations prior to the Closing Date are those of pre-combination
Astra. Reported shares and earnings per share available to common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the BCA. The number of shares of preferred stock was also retroactively restated based on the exchange ratio. See Note 3 — Acquisitions for additional information
Principles of Consolidation and Liquidity
The consolidated financial statements include the accounts for the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
The Company has historically funded its operations primarily by equity financings and convertible promissory notes prior to the Business Combination and subsequently funded its operations through cash proceeds obtained as part of the Business Combination and related private placement. As of December 31, 2021, the Company’s existing sources of liquidity included cash and cash equivalents of $325 million. The Company has a limited history of operations and has incurred negative cash flows from operating activities and loss from operations in the past as reflected in the accumulated deficit of $1,408.4 million as of December 31, 2021. The Company expects to continue to incur operating losses due to the investments it intends to make in its business, including the development of products. The Company has adequate cash balances that will be sufficient to fund operating and capital expenditure requirements through at least 12 months from the date of issuance of these financial statements.
Segment Reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. All of the Company’s assets are maintained in the United States. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance.
Risks and Uncertainties
The Company is subject to those risks common in the aerospace and technology industry and also those risks common to early stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products or services, competition, dependence on key personnel and key external alliances, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
On March 11, 2020, the World Health Organization declared the novel strain of coronavirus
(“COVID-19”)
a global pandemic and recommended containment and mitigation measures worldwide. The
COVID-19
pandemic has disrupted everyday life and markets worldwide, leading to significant business and supply-chain disruption, as well as broad-based changes in supply and demand. Many of the Company’s customers worldwide were impacted by
COVID-19
and temporarily closed their facilities which impacted the speed of research and development. Additionally, we implemented cost-cutting measures in response to the anticipated impact of the
COVID-19
pandemic in early 2020, including employee layoffs and temporary furloughs. Further, the Company’s fund raising was negatively impacted in the first half of 2020 as a result of a number of factors surrounding the
COVID-19
pandemic. Beginning in the first quarter of 2021, there has been a trend in many parts of the world of increasing availability and administration of vaccines against
COVID-19,
as well as an easing of restrictions on social, business, travel and government activities and functions. On the other hand, infection rates and regulations continue to fluctuate in various regions and there are ongoing global impacts resulting from the pandemic, including challenges and increases in costs for logistics and supply chains, such as increased intermittent supplier delays and a shortfall of semiconductor supply. Ultimately, we cannot predict the duration of the
COVID-19
pandemic. We will continue to monitor macroeconomic conditions to remain flexible and to optimize and evolve our business as appropriate and deploy our production, workforce and other resources accordingly.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and accompanying notes. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ significantly from those estimates. Significant items subject to such estimates and assumptions include the valuation of goodwill and intangible assets, inventory valuation, stock-based compensation, common stock, derivatives and warrants, useful lives of intangible assets and fixed assets, deferred tax assets, income tax uncertainties, contingent consideration and other contingencies.
Cash and Cash Equivalents
We consider all highly liquid investment securities with original maturities of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents consists of cash deposited with banks and a money market account. We determine the appropriate classification of our cash and cash equivalents at the time of purchase.
Trade Accounts Receivable
Trade accounts receivable are recognized at the invoiced amount that represents an unconditional right to consideration under the contract with customers, less an allowance for any potential expected uncollectible amounts, and do not bear interest. The allowance for doubtful accounts is determined by estimating the expected credit losses based on historical experience, current economic conditions and certain forward-looking information, among other factors. Uncollectible accounts are written off when deemed uncollectible. No allowances for expected credit losses were recorded as of December 31, 2021 and 2020 and no accounts were written off during the years ended December 31, 2021, 2020 and 2019.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consists of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalent balances in bank accounts with one bank. All cash accounts are located in the United States and insured by the Federal Deposit Insurance Corporation (“FDIC”). Our accounts receivable are derived from revenue earned from customers or invoice billed to customer that represent unconditional right to consideration located within the U.S. We mitigate collection risks from our customers by performing regular credit evaluations of our customers’ financial conditions. The Company believes there is no exposure to any significant credit risks related to its cash and cash equivalents or accounts receivable and has not experienced any losses in such accounts.
Inventories
Inventories consist of materials expected to be used for customer-specific contracts. Costs include direct material, direct labor, applicable manufacturing and engineering overhead, and other direct costs. Inventories are stated at the lower of cost or net realizable value determined by the first-in,
first-out
method. The Company assesses inventories quarterly for events or changes in circumstances indicating that the utility of our inventories have diminished through damage, deterioration, obsolescence, changes in price or other causes and records write-downs of inventories to research and development expense in the period for which they occur. A net realizable value write down is recorded, when actual costs exceed the estimated selling price less estimated selling costs.
Property, Plant and Equipment
Property, plant and equipment is measured at cost less any impairment losses and represents those assets with estimated useful lives exceeding one year. Repairs and maintenance are expensed as incurred. Costs for research and development equipment include amounts related to design, construction, launch and commissioning. Costs for production equipment include amounts related to construction and testing. Interest expense is capitalized on certain qualifying assets that take a substantial period of time to prepare for their intended use. Capitalized interest is not material for the years ended December 31, 2021 and 2020.
When the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item and the components have different useful lives, they are accounted for and depreciated separately.
Depreciation expense is recognized as an expense on a straight-line basis over the estimated useful life of the related asset to its residual value.
The estimated useful lives are as follows:

Asset Class	Estimated useful life
Leasehold improvements	Lesser of lease term or useful life
Research and development equipment	5 years
Production equipment	10 years
Furniture and fixtures	5 years
Computer and software	3 years
Business Combinations
We account for business combinations under the acquisition method of accounting, which requires us to recognize separately from goodwill the assets acquired and the liabilities assumed at their acquisition date fair values. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recognized in our consolidated statements of operations. Accounting for business combinations requires our management to make significant estimates and assumptions, especially at the acquisition date including our estimates for intangible assets, contractual obligations assumed, pre-acquisition
contingencies, and contingent consideration, where applicable. Although we believe the assumptions and estimates we have made are reasonable and appropriate, they are based, in part, on historical experience and information obtained from the management of the acquired company and are inherently uncertain. Critical estimates in valuing certain acquired intangible assets under the income approach include growth in future expected cash flows from product sales, revenue growth rate, technology royalty rate, expected life of the technology acquired, customer retention rate and discount rates. Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates or actual results.
Goodwill
Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized but is reviewed annually on October 1 (or more frequently if impairment indicators arise) for impairment. To review for impairment, we first assess qualitative factors to determine whether events or circumstances lead to a determination that it is more likely than not that the fair value of our reporting unit is less than its carrying amount. Our qualitative assessment of the recoverability of goodwill, whether performed annually or based on specific events or circumstances, considers various macroeconomic, industry-specific and company-specific factors. Those factors include: (i) severe adverse industry or economic trends; (ii) significant company-specific actions; (iii) current, historical or projected deterioration of our financial performance; or (iv) a sustained decrease in our market capitalization below our net book value. After assessing the totality of events and circumstances, if we determine that it is not more likely than not that the fair value of our reporting unit is less than its carrying amount, no further assessment is performed. If we determine that it is more likely than not that the fair value of our reporting units is less than its carrying amount, we calculate the fair value of that reporting unit and compare the fair value to the reporting unit’s net book value. If the fair value of the reporting unit is greater than its net book value, there is no impairment. Otherwise, we record a goodwill impairment charge for the amount by which the carrying value of the reporting unit exceeds its fair value up to the amount of the goodwill. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions.
Long-lived Assets
Purchased finite-lived intangible assets are carried at cost less accumulated amortization. Amortization is recognized over the useful life on a straight-line method. Purchased indefinite-lived intangible asset are capitalized at fair value and assessed for impairment thereafter. Long-lived assets are reviewed for impairment annually on October 1 or whenever factors or changes in circumstances indicate that the carrying amounts of long-lived assets, including purchased intangible assets and property, plant and equipment, may not be recoverable. Factors we consider important which could trigger an impairment review include (i) significant under-performance relative to historical or projected future operating results, (ii) significant changes in the manner of our use of the acquired assets or the strategy for our overall business, and (iii) significant negative industry or economic trends. An impairment loss must be measured if the sum of the expected future cash flows (undiscounted and before interest) from the use and eventual disposition of the asset (or asset group) is less than the net book value of the asset (or asset group). The amount of the impairment loss will generally be measured as the difference between the net book value of the asset (or asset group) and the estimated fair value.
Leases
On January 1, 2021, the Company adopted ASU
2016-02,
Leases (Topic 842)
(“ASC 842”). Under the adoption of the new lease accounting standard, the Company elected practical expedients that allow entities to not reassess 1) initial direct costs, 2) lease classification for existing or expired leases and 3) lease definition for existing or expired contracts as of the effective date of January 1, 2021.
Upon adoption of ASC 842, the Company determines whether a contract is or contains a lease at contract inception by evaluating whether substitution rights exist and whether the Company obtains substantially all of the benefits and directs the use of the identified asset. When the Company determined a lease exists, the Company records a
right-of-use
asset (“ROU asset”) and corresponding lease liability in the Consolidated Balance Sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are recognized at the commencement date of the lease at the value of the lease liability, adjusted for any prepayments, lease incentives received, and initial direct costs incurred. Lease liabilities are recognized at the commencement date of the lease based on the present value of remaining lease payments over the lease term. As the discount rate implicit in the lease is not readily determinable in most leases, the Company uses its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.
The Company does not record lease contracts with a lease term of 12 months or less on its Consolidated Balance Sheets. Fixed lease costs associated with these short-term contracts are expensed on a straight-line basis over the lease term.
The Company does not record lease contracts acquired in a business combination with a remaining lease term of 12 months or less on its Consolidated Balance Sheets. Fixed lease costs associated with these short-term contracts are expensed on a straight-line basis over the lease term.
The Company recognizes lease expense for operating leases on a straight-line basis over the lease term. For finance leases, the Company recognizes amortization expense on the ROU asset and interest expense on the lease liability over the lease term.
The Company has lease agreements with
non-lease
components that relate to the lease components. The Company accounts for each lease component and any non-lease
components associated with that lease component as a single lease component for all underlying asset classes. Accordingly, all costs associated with a contract that is or contains a lease are accounted for as lease costs.
Some leasing arrangements require variable payments that are dependent on usage, output, or may vary for other reasons, such as insurance and tax payments. These variable lease costs are recognized as incurred over the lease term.
The Company does not include significant restrictions or covenants in lease agreements, and residual value guarantees are generally not included within the Company’s leases. See Note 10 — Leases.
Fair Value Measurements
The carrying amounts of cash, trade accounts receivable, prepaid expenses, other current assets, accounts payable, accrued liabilities and certain other current liabilities approximate fair value because of their short-term maturities. The carrying amounts of the 2018 Term Loans and 2018 Equipment Advances (as defined in Note 7 — Long-Term Debt) approximate fair value as the interest rate varies with the Prime Rate.
According to ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three tiers, which prioritize the inputs used in measuring fair value as follows:

Level	1 — Observable inputs, such as quoted prices in active markets for identical assets or liabilities;

Level	2 — Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level	3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Entities are permitted to choose to measure certain financial instruments and other items at fair value. The Company has not elected the fair value measurement option for any of the assets or liabilities that meet the criteria for this election.
Derivative Instruments
The Company recognizes all derivative instruments as either assets or liabilities in the Consolidated Balance Sheets at their respective fair values. The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives requiring separate recognition in the Company’s consolidated financial statements. The result of this accounting treatment is that the fair value of the embedded derivative is revalued as of each reporting date and recorded as a liability, and the change in fair value during the reporting period is recorded in other income, net in the Consolidated Statements of Operations.
The classification of derivative instruments, including whether such instruments should be recorded as assets/liabilities or as equity, is reassessed at the end of each reporting period. Derivative instrument assets and liabilities are classified in the Consolidated Balance Sheets as current or non-current
based on whether or not
net-cash
settlement of the derivative instrument is expected within twelve months of the Consolidated Balance Sheets dates. When a derivative instrument is sold, terminated, exercised or expires, the gain or loss is recorded in the Consolidated Statements of Operations.
The Company did not have a derivative liability related to the share settlement obligation of the Company’s convertible notes as of December 31, 2021 and 2020. See Note 7 — Long-Term Debt.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities are recognized when events or circumstances have occurred, and amounts are probable and estimable. The Company’s accrued expenses and other current liabilities balances relate to accruals that are recurring in nature to the company’s operations and primarily include accrual of routine operational related expenses, accrued payroll, other employee related liabilities, accrued interest related to debt, contract liabilities and other accrued liabilities. The Company also recognizes legal accruals in accrued expenses and other current liabilities for material litigation when payments are probable and estimable in accordance with ASC 450, Contingencies.
Warrant Liabilities
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and at each reporting period thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss on the statements of operations. The Company redeemed all outstanding private and public warrants as of December 27, 2021.
Convertible Preferred Stock
Series A, B and C convertible preferred stock (“Convertible Preferred Stock”) are classified in temporary equity as they contain terms that could require the Company to redeem them for cash at the option of the holder or the occurrence of other events not solely within the Company’s control. The shares of Series A, B and C Convertible Preferred Stock were converted into Class A common stock upon consummation of the Business Combination.
Revenue Recognition
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers
(
Topic 606
) (“ASU
2014-09”).
ASU
2014-09,
combined with all subsequent amendments, which is collectively Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers, provides guidance outlining a single five-step comprehensive revenue model in accounting for revenue from contracts with customers which supersedes all existing revenue recognition guidance, including industry-specific guidance. ASC 606 also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. The Company adopted the new accounting guidance and related amendments (collectively, the “new revenue accounting standard”) on January 1, 2020 using the modified retrospective method. As the Company did not have any revenue from contracts with any customers prior to the Company’s adoption date, there was no accounting impact upon adoption.
Under ASC 606, the Company will recognize revenue to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Through its current and anticipated offerings, the Company expects to generate revenue by providing the following services:
Launch Services
— To provide rapid, global, and affordable launch services to satellite operators and governments in partnership with third-party spaceport providers globally. Our launch services includes services tied directly to our launch along with complementary services that are not part of our fixed pricing for which we charge a separate fee. We currently operate our launches from Pacific Spaceport Complex in Kodiak, Alaska and Cape Canaveral Space Force Station in Cape Canaveral, Florida. We plan to add additional launch sites in diverse locations based on our customers’ inclination requirements and as we increase the frequency of launches.
Space Products
— To design and provide space products based on the customers’ needs for a successful satellite launch and other products that we may sell in the future. Currently we offer two in-space
electric propulsion systems.
Space Services
— To invest in building our portfolio of space services, which includes communication service and constellation services, which will be based on our network of spacecraft that customers can access for use in their business. Specifically, our space services encompass all aspects of hosted satellite and constellation services, including hosting customer payloads onto our spacecraft, and delivering services, such as communication and other services, to customers from our space platform.
As of December 31, 2021, the Company has only entered into contracts for launch services and space products. As of December 31, 2021, the Company is in early stages of developing our space services offerings which includes communication service and constellation services. The Company’s contracts may provide customers with termination for convenience clauses, which may or may not include termination penalties. In some contracts, the size of the contractual termination penalty increases closer to the scheduled launch date. At each balance sheet date, the Company evaluates each contract’s termination provisions and the impact on the accounting contract term, i.e., the period in which the Company has enforceable rights and obligations. This includes evaluating whether there are termination penalties and if so, whether they are considered substantive.
The Company applies judgment in determining whether the termination penalties are substantive. No revenue has been recognized for the years ended December 31, 2021 and 2020.
Revenue for launch services and space products is expected to be recognized at a point in time when the Company has delivered the promised services or products to customers. Although the Company’s contracts are anticipated to last anywhere from six to 24 months, depending on the number of launch services or units of products ordered, the delivery of services leading up to the launch within the contracts is short-term in nature, generally between 30 to 60 days. The timing of revenue recognition may differ from contract billing or payment schedules, resulting in revenues that have been earned but not billed (“unbilled revenue”) or amounts that have been collected, but not earned (“contract liabilities”).
Typical Contractual Arrangements
The Company expects to provide its services based upon a combination of a Statement of Work (“SOW”) and an executed contract detailing the general terms and conditions. Services are expected to be provided based on a fixed price per launch service or units of space products as identified in the contract.
Performance Obligations and Transaction Price
At contract inception, an assessment of the goods and services promised in the contracts with customers is performed and a performance obligation is identified for each distinct promise to transfer to the customer a good or service (or bundle of goods or services). To identify the performance obligations, the Company considers all the goods or services promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices. A contract for launch services generally requires the Company to provide an integrated service for each launch, which includes launch vehicle analysis and design, development and production, payload integration, launch preparation and launch support execution. The intention of the contract is to provide a full-service launch to the customer rather than providing separate deliverables of each of the services outlined above, and these services are interdependent and interrelated. The Company believes that each dedicated launch will represent one single performance obligation. A contract for space products generally requires the Company to provide integrated propulsion systems, which includes analysis and design, development and production. The intention of the contract is to provide a fully functional propulsion system to the customer and all the activities are interdependent and interrelated. The Company believes that the delivery of the propulsion system will represent one single performance obligation.
The transaction price is defined as the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, which is a fixed price stated in the contract.
When a contract involves multiple launches or units, the Company will account for each launch or unit as a separate performance obligation, because the customer can benefit from each launch or unit on its own or with other readily available resources and the launch or unit is separately identifiable. The transaction price will be allocated to each performance obligation on an estimated relative standalone selling price basis. The Company’s process to estimate standalone selling prices will involve management’s judgment and will consider multiple factors such as prices charged for similar goods and services and the Company’s ongoing pricing strategy and policies.
Recognition of Revenue
The work performed by the Company in fulfilling the performance obligation is not expected to create an asset to the customer since the launch vehicle that is built to deliver the customer’s payload into orbit will not be owned by the customer or the propulsion systems that are built to thrust the customers’ satellite into orbit will not be owned by the customer until its delivered to the customer. The Company expects to recognize revenue upon completion of the performance obligations under its launch services and space products agreements. Contracts related to research and development activities are recognized as other income. See
Other Income, net
.
Other Policies, Judgments and Practical Expedients
Contract balances.
Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. Contract liabilities relate to payments received in advance of the satisfaction of performance under the contract. Receivables represent rights to consideration that are unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due. The Company had no contract assets as of December 31, 2021 and 2020. The Company had contract liabilities of $10.4 million as of December 31, 2021 and none as of December 31, 2020. Payment terms are expected to vary by customer and type of revenue contract.
Remaining performance obligations
. Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. Customers are not considered committed when they are able to terminate their contractual obligations to us without payment of a substantive penalty under the contract. Many of the Company’s contracts allow the customer to terminate the contract prior to launch or delivery without a substantive penalty, and therefore the enforceable contract is for a period less than the stated contractual term. Further, the Company has elected not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The Company had unsatisfied performance obligations of $19.6 million as of December 31, 2021, which are expected to be recognized in 2022 and the first half of 2023. The Company had no unsatisfied performance obligations as of December 31, 2020.
Costs to obtain a contract.
The Company recognizes an asset for the incremental costs of obtaining a contract with a customer. These costs will be ascribed to or allocated to the underlying performance obligations in the contract and amortized consistent with the recognition timing of the revenue for the underlying performance obligations. During the year ended December 31, 2021 and 2020, the Company did not recognize any expenses related to contract costs. The Company had no assets related to costs to obtain contracts as of December 31, 2021 and 2020.
For contract costs related to performance obligations with an amortization period of one year or less, the Company applies the practical expedient to expense these sales commissions when incurred. These costs are recognized as incurred within sales and marketing expenses on the accompanying Consolidated Statements of Operations.
Significant financing component.
In certain arrangements, the Company may receive payment from a customer either before or after the performance obligation has been satisfied. Depending on the expected timing difference between the payment and satisfaction of performance obligations, the Company will assess whether a significant financing component exists.
For the year ended December 31, 2021 and 2020, the Company has not recognized any revenues with respect to the Company’s launch services business of delivering payloads into low-earth
orbit or space products. Contracts with governmental entities involving research and development milestone activities do not represent contracts with customers under ASC 606 and as such, amounts received are recorded in other income, net in the Consolidated Statements of Operations. The Company recorded $1.5 million, $ 2.7 million and $0.3 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Other Income, net
Other income, net, primarily consists of changes in fair value of mark to market derivative liabilities of convertible notes, public and private placement of warrants and contingent consideration, funding received from governmental entities, and one-time
charges incurred during the period. The remaining balance is non-recurring
charges that are outside of the Company’s operations. The Company recognizes all derivative instruments, warrant liabilities and contingent consideration in the Consolidated Balance Sheets at their respective fair value at each reporting date, with measurement adjustments recorded in other income, net within the Company’s Consolidated Statements of Operations. See Note 5 — Supplemental Financial Information.
Loss on Extinguishment of Convertible Notes
The Company recognized a total loss on extinguishment of convertible notes of $133.8 million for the year ended December 31, 2021. No loss was recognized for the extinguishment of convertible notes for the year ended December 30, 2020 and 2019. On January 28, 2021, the Company settled all convertible notes outstanding as of December 31, 2020 through its Series C financing. Given that certain convertible notes were settled based on negotiated terms between the Company and the note holders, the Company concluded that such settlement should be treated as a privately negotiated debt settlement transaction where debt extinguishment accounting should be applied. Therefore, the Company recognized the loss on extinguishment of convertible notes, which represents the difference between the net carrying amount of the convertible notes at the time of extinguishment and the fair value of Series C convertible preferred stock issued to settle these convertible notes. See Note 7 — Long-Term Debt.
Research and Development
The Company incurs various direct costs in relation to the research and development of launch vehicles along with costs to build the facility to test such vehicles and spacecraft. Research and development costs consist primarily of production supplies, testing materials, personnel costs (including salaries and benefits), depreciation expense, overhead allocation (consisting of various support and facility costs), stock-based compensation and consulting fees. Research and development costs are expensed as incurred. For the years ended December 31, 2021, 2020 and 2019, the Company expensed research and development costs of $80.4 million, $27.5 million and $40.1 million, respectively.
Stock-Based Compensation
The Company recognizes compensation expense for time-based restricted stock units (“RSUs”) over the requisite service period based on the fair value of RSUs on the date of grant. The fair value of RSUs is the closing market price of Astra common stock on the date of grant. We recognize compensation expense for time-based stock options and employee stock purchase plan, based on the estimated grant-date fair value determined using the Black-Scholes valuation model over the requisite service period.
Certain stock options include service, market and performance conditions (“performance-based stock options” or “PSO”). The fair value of performance-based stock options is estimated on the date of grant using the Monte Carlo simulation model. Certain RSUs also include service and performance conditions (“performance-based units” or “PSU”). The fair value of performance-based units is the closing market price of Astra common stock on the date of grant. Awards that include performance conditions are assessed at the end of each reporting period whether those performance conditions are met or probable of being met and involves significant judgement. For performance-based stock options, stock-based compensation expense associated with each tranche is recognized over the longer of (i) the expected achievement period for the operational milestone for such tranche and (ii) the expected achievement period for the related share price milestone determined on the grant date, beginning at the point in time when the relevant operational milestone is considered probable of being achieved. If such operational milestone becomes probable any time after the grant date, we will recognize a cumulative catch-up
expense from the grant date to that point in time. If the related share price milestone is achieved earlier than its expected achievement period and the achievement of the related operational milestone, then the stock-based compensation expense will be recognized over the expected achievement period for the operational milestone, which may accelerate the rate at which such expense is recognized. For performance-based units, stock-based compensation expense associated with each tranche is recognized over the longer of the expected performance achievement period of individual performance milestones and the implicit service period when the achievement of each individual performance milestone becomes probable.
The Company does not apply an expected forfeiture rate and accounts for forfeitures as they occur. See Note 15 — Stock-based Compensation.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between consolidated financial statement carrying amounts and the tax basis of assets and liabilities and net operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.
The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, no amount of benefit attributable to the position is recognized. The tax benefit to be recognized of any tax position that meets the more likely than not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency.
It is the Company’s policy to include interest and penalties related to unrecognized tax benefits as a component of income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. See Note 9 — Income Taxes.
Earnings (Loss) per Share
Net loss per share is calculated using the
two-class
method required for participating securities and multiple classes of common stock. The Company considers convertible preferred stock to be participating securities as the holders have the right to participate in dividends with the common stockholders on a pro-rata,
as converted basis. Prior to any dividends or earnings distribution to common stock, the holders of the Convertible Preferred Stock have a right to preferential dividends. Thus, losses are allocated to common stock and convertible preferred stock on a pro-rata,
as converted basis following distribution of the preferential dividends to convertible preferred stockholders. Since application of the if-converted
method results in anti-dilution, the
two-class
method is not applied to convertible preferred stock in the diluted earnings (loss) per share calculation. The dilutive effect of warrants, RSUs and stock options is computed using the treasury stock method. Diluted earnings (loss) per share excludes all dilutive potential shares if their effect is anti-dilutive. See Note 16 — Loss per Share.
Commitments and Contingencies
The Company accrues for claims and litigation when they are both probable and the amount can be reasonably estimated. Where timing and amounts cannot be reasonably determined, a range is estimated, and the lower end of the range is recorded. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 12 — Commitments and Contingencies.